Loans Receivable From Independent Contractors (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 days	Dec. 31, 2010
Independent Contractor Operations [Line Items]
Number of days' written notice required for the cancellation of the contract	90
Number of independent contractors under sublicensing agreements	64
Maximum exposure to loss from arrangements with independent contractors	$ 1.1	$ 1.1
Percentage of labor sales	40.00%
Maximum [Member]
Independent Contractor Operations [Line Items]
Terms of the loans to independent contractors	5.4
Interest rates on loans	8.00%
Minimum [Member]
Independent Contractor Operations [Line Items]
Terms of loans in months to independent contractors	2.5
Interest rates on loans	0.00%